LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Current maturities of operating leases	$ 12,554	$ 13,747
Long-term operating leases	92,258	$ 102,909
Total operating lease liabilities	$ 104,812
Weighted-average remaining operating lease term	9 years 1 month 24 days
Weighted-average discount rate of operating leases	5.17%